Financial instruments and risk management (Details 10) - Fair value hedges [member] - Commodity price risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional	69,633
Fair value | R$	R$ (592)
Corn Future Sell [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	3rd Qtr. 2024
Notional	69,633
Exercise rate	1,199.42
Fair value | R$	R$ (592)